Offerings	Nov. 15, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	999,900
Proposed Maximum Offering Price per Unit	40.89
Maximum Aggregate Offering Price	$ 40,885,911.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,259.63
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the common stock, $0.00001 par value per share ("Common Stock"), of Twist Bioscience Corporation (the "Registrant") that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents 999,900 additional shares of Common Stock reserved for issuance under the 2018 Equity Incentive Plan resulting from an automatic annual increase in the number of shares reserved for issuance under such plan. (3) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $40.89 was computed by averaging the high and low prices of a share of Common Stock as reported on the Nasdaq Stock Market on November 14, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	249,470
Proposed Maximum Offering Price per Unit	34.76
Maximum Aggregate Offering Price	$ 8,671,577.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,327.62
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the common stock, $0.00001 par value per share ("Common Stock"), of Twist Bioscience Corporation (the "Registrant") that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (4) Represents 249,470 additional shares of Common Stock under the 2018 Employee Stock Purchase Plan (the "2018 ESPP") resulting from an automatic annual increase in the number of shares reserved for issuance under such plan. (5) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $40.89, which was computed by averaging the high and low prices of a share of Common Stock as reported on the Nasdaq Stock Market on November 14, 2024. Under the 2018 ESPP, the purchase price of a share of Common Stock is equal to 85% of the fair market value of Common Stock on the offering date or the purchase date, whichever is less.